Business combination agreement - Deemed cost (Details) - Arqit Quantum Inc	12 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Deemed acquisition cost	$ 155,459,939
Share issuance costs	$ 16,914,223